Reclamation Obligation - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Undiscounted value of the provision	$ 38.1	$ 31.8
Western Mesquite Mines Inc [Member]
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Security for reclamation	$ 0.3
Bottom of range [member]
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	2.20%
Future cash flow discount rate	1.80%
Top of range [member]
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Future cash flows using inflation rates	3.30%
Future cash flow discount rate	5.80%